SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES
SECURITIES

5.      SECURITIES

A summary of securities is as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$-	$503
Residential mortgage-backed securities	3,464	207	-	3,671

Total securities available for sale	$3,966	$208	$-	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$-	$2,506

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2010

Securities available for sale

Government-sponsored enterprise obligations	$3,006	$4	$(36)	$2,974
Residential mortgage-backed securities	4,028	217	-	4,245

Total securities available for sale	$7,034	$221	$(36)	$7,219

Securities held to maturity

Residential mortgage-backed securities	$3,202	$196	$-	$3,398

All residential mortgage-backed securities have been issued by government-sponsored enterprises.

The amortized cost and estimated fair value of debt securities by contractual maturity at December 31, 2011 is as follows.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)

Within 1 year	$502	$503	$-	$-
After 1 year through
5 years	-	-	-	-
After 5 years through
10 years	-	-	-	-
Over 10 years	-	-	-	-
	502	503	-	-
Residential mortgage-backed securities	3,464	3,671	2,322	2,506

	$3,966	$4,174	$2,322	$2,506

There were no sales of securities for the years ended December 31, 2011 and 2010.  Certain securities are pledged as collateral for securities sold under agreements to repurchase and for FHLB advances. See Notes 9 and 10.

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	Less Than Twelve Months		Twelve Months Or Longer
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In thousands)
At December 31, 2010

Securities available for sale

Government-sponsored enterprise obligations	36	$1,464	$-	$-
Total temporarily impaired securities	$36	$1,464	$-	$-